LIBERTY NEW YORK
                                 TAX-EXEMPT FUND

                                Semiannual Report
                                  July 31, 2002

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

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


[Photo of Keith T. Banks]


Dear Shareholder:

Demand for municipal bonds remained strong during the first half of 2002 as investors sought refuge from a declining stock market. Municipal bonds also benefited as short-term interest rates stabilized and long-term interest rates declined in a reversal of the expectations that were in place when the year began. In January, we were expecting a modest economic recovery and a rise in short-term interest rates later in the year. Then, when first-quarter US economic growth was stronger than expected, it appeared that the Federal Reserve Board might raise interest rates sooner rather than later. However, by June, a combination of factors had slowed the pace of the national economic recovery. The rate at which American businesses were replacing their inventories slowed. The positive effects of a mild winter on the homebuilding sector, which had resulted in a significant rise in housing starts during the early months of the year, began to wear off. Auto sales weakened as discounts were reduced and consumers reined in their spending. As a result, expectations of a potential Fed boost of short-term interest rates diminished, and short-term rates ended the six-month period where they began.

The following report will provide you with detailed information about the fund's performance during this generally favorable period for the municipal bond market and the strategies used by portfolio manager Gary Swayze. As always, we thank you for investing in Liberty New York Tax-Exempt Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President


NET ASSET VALUE PER SHARE as of 7/31/02 ($)
         Class A                          7.60
         Class B                          7.60
         Class C                          7.60

DISTRIBUTIONS DECLARED PER SHARE
2/1/02 - 7/31/02 ($)
         Class A                          0.17
         Class B                          0.14
         Class C                          0.15

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

--------------------------------------------------------------------------------
             o NOT FDIC INSURED o May lose value o No bank guarantee
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


VALUE OF A $10,000 INVESTMENT
7/31/92 - 7/31/02


PERFORMANCE OF A $10,000 INVESTMENT

7/31/92 - 7/31/02 ($)

                  without    with
                   sales     sales
                  charge    charge
--------------------------------------
 Class A          18,108    17,248
--------------------------------------
 Class B          16,806    16,806
--------------------------------------
 Class C          17,707    17,707


[Line chart]

Class A shares without sales charge         $18,108
------------------------------------------------------
Class A shares with sales charge            $17,248
------------------------------------------------------
Lehman Brothers Municipal Bond Index        $18,784
------------------------------------------------------


[Line Chart]
        CLASS A SHARES             CLASS A SHARES            LEHMAN BROTHERS
        WITH                       WITHOUT                   MUNICIPAL
        SALES CHARGE               SALES CHARGE              BOND INDEX
7/1992  9525                       10000                     10000
        9340                       9806                      9869
        9748                       10235                     10267
        10092                      10595                     10631
        10322                      10836                     10883
        10679                      11211                     11259
        10914                      11458                     11525
        10160                      10666                     10862
        10386                      10904                     11089
        9983                       10481                     10769
        10330                      10845                     11116
        10786                      11324                     11584
        10962                      11509                     11962
        11393                      11961                     12367
        11877                      12469                     12789
        11548                      12124                     12505
        11749                      12335                     12751
        12036                      12636                     13073
        12205                      12814                     13280
        12254                      12865                     13335
        12954                      13600                     14059
        13037                      13687                     14183
        13512                      14186                     14624
        13385                      14053                     14576
        13720                      14404                     14902
        14110                      14813                     15321
        14406                      15124                     15597
        14335                      15050                     15589
        13999                      14697                     15332
        13558                      14234                     15049
        13491                      14164                     15030
        13971                      14668                     15445
        14529                      15253                     15991
        14865                      15606                     16330
        15594                      16372                     17028
        15487                      16259                     17048
        16216                      17025                     17604
        16597                      17425                     18046
        16491                      17313                     18031
        16743                      17578                     18241
7/2002  17248                      18108                     18784


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. The principal value and investment returns will vary, resulting in a gain or loss on sale. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, an index is not an investment, does not incur fees or expenses, and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index.

AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/02 (%)

Share class                                          A                          B                           C
Inception                                         9/26/86                    8/4/92                      8/1/97
------------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with        without       with
                                            sales        sales         sales         sales        sales        sales
                                           charge       charge        charge        charge       charge       charge
------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                        4.59        -0.38          4.20         -0.80          4.36         3.36
------------------------------------------------------------------------------------------------------------------------
1-year                                      6.36         1.31          5.57          0.57          5.89         4.89
------------------------------------------------------------------------------------------------------------------------
5-year                                      5.90         4.87          5.10          4.77          5.42         5.42
------------------------------------------------------------------------------------------------------------------------
10-year                                     6.12         5.60          5.33          5.33          5.88         5.88
------------------------------------------------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/02 (%)

Share class                                          A                          B                           C
------------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with         without       with
                                            sales        sales         sales         sales         sales        sales
                                           charge       charge        charge        charge        charge       charge
------------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                        5.31          0.31         4.92         -0.08          5.08         4.08
------------------------------------------------------------------------------------------------------------------------
1-year                                      7.27          2.17         6.47          1.47          6.79         5.79
------------------------------------------------------------------------------------------------------------------------
5-year                                      6.25          5.22         5.45          5.12          5.78         5.78
------------------------------------------------------------------------------------------------------------------------
10-year                                     6.29          5.78         5.51          5.51          6.06         6.06
------------------------------------------------------------------------------------------------------------------------



Past performance cannot predict future investment results. The principal value and investment returns will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year
- 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes varies based on differences in sales charges and the fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. Returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

SEC YIELDS AS OF 7/31/02 (%)
Class A                            3.75
Class B                            3.18
Class C                            3.46


The 30-day SEC yields reflect the fund's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 3.54%, 2.97% and 2.95% for Class A, B and C shares, respectively.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 7/31/02 (%)

Class A                            6.56
Class B                            5.56
Class C                            6.05


Taxable-equivalent SEC yields are based on the combined maximum effective 42.81% federal and state income tax rate. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

ABOUT DURATION
--------------------------------------------------------------------------------
Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, it is a more complex and more accurate measure of a fund's exposure to changing interest rates.

Since we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when we expect interest rates to rise, or we raise duration when we expect interest rates to fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.



PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

Liberty New York Tax-Exempt Fund's class A shares returned 4.59%, without a sales charge, for the six months ended July 31, 2002. The fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 4.17% for the same period.

During the fund's reporting period, investor sentiment swung from one extreme to another as expectations about the economy and interest rates changed. When it looked like the economic recovery might be stronger than expected, fears that the Federal Reserve might raise interest rates sooner rather than later put pressure on the bond market. However, when the economic recovery began to wane in the second quarter, investors began to speculate that the Fed might actually lower interest rates further--and bond prices got a boost.

FUND CONTINUED TO FOCUS ON INTERMEDIATE-TERM BONDS

Against this backdrop of anemic economic growth and continued low interest rates, the fund's exposure to bonds in the intermediate maturity range with good call protection helped the fund outperform its benchmark. Bonds with maturities between 5 and 20 years were among the strongest performers.

Because we believe the investment environment will continue to be characterized by moderate economic growth and low inflation, we expect yields on municipal securities beyond the three- to five-year range to edge downward. In fact, given the trend toward declining rates in the intermediate maturity range at the beginning of the third quarter, we would not be surprised to see profit-taking in this segment of the municipal market going forward. With this outlook in mind, we are taking a defensive step and lowering the fund's average duration slightly. (Duration is a measure of the fund's interest rate sensitivity. See sidebar.) However, we view this as a temporary step and we would likely increase duration after the expected consolidation, should it happen.

FISCAL PRESSURE MOUNTING IN NEW YORK

New York policy makers are grappling with evaporating tax receipts tied to reduced Wall Street bonuses, as well as sharply diminished value of capital gains on fewer exercised stock options. In fact, to close the current fiscal year's budget gap, the state used all of its "Rainy Day" reserves and used additional "one-shot" remedies. These policies, enacted in an election year, essentially put off the tough choices that the governor and legislators will have to make going forward. The state's heavy debt load, declining manufacturing base and the expectation that New York City may not immediately rebound from the aftermath of September 11 (and associated diminished credit outlook) are also factors of concern. With this cautionary outlook, we plan to take steps to cushion the portfolio against a potentially more difficult state fiscal environment in 2003 by limiting the portfolio's exposure to credits we believe may be subject to underperformance.

/s/ Gary Swayze

Gary Swayze

Gary Swayze is the portfolio manager of Liberty New York Tax-Exempt Fund. He also manages other Liberty tax-exempt funds.


----------
Investing in tax-exempt bonds involves certain risks. The value of fund shares will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks because of their limited geographical diversification.



TOP 5 SECTORS AS OF 7/31/02 (%)
--------------------------------------------------------------------------------

[Bar chart]
SPECIAL NON-PROPERTY TAX   17.8
STATE APPROPRIATED         15.1
EDUCATION                   8.6
LOCAL GENERAL OBLIGATIONS   5.7
WATER & SEWER               4.4

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector breakdowns in the future.




MATURITY BREAKDOWN (%)
--------------------------------------------------------------------------------

[Bar chart]
                              AS OF 7/31/02         AS OF 1/31/02
0-7 YEARS                           0.6                  0.7
7-10 YEARS                         12.1                 11.5
10-15 YEARS                        35.3                 27.6
15-20 YEARS                        27.6                 36.6
20-25 YEARS                        12.1                  9.9
25 YEARS AND OVER                   7.9                 11.8
CASH EQUIVALENTS                    4.4                  1.9


Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.




QUALITY BREAKDOWN AS OF 7/31/02 (%)
--------------------------------------------------------------------------------

[Pie Chart]
AAA:                    38.2
AA:                     32.0
A:                      10.9
BBB:                     5.7
BB:                      0.9
NON-RATED:               7.9
CASH EQUIVALENTS:        4.4

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

INVESTMENT PORTFOLIO
-------------------------------------------------------

July 31, 2002 (Unaudited)

MUNICIPAL BONDS - 94.7%               PAR         VALUE
-------------------------------------------------------
EDUCATION - 8.6%

New York City Industrial
   Development Agency:
   Marymount School Academy,
   Series 2001,
     5.125% 09/01/21           $  625,000  $    607,556
   New York University,
   Series 2001,
     5.375% 07/01/16              500,000       537,525
State Dormitory Authority:
   New York University:
   Series 1998 A,
     5.750% 07/01/27            2,000,000     2,236,180
   Series 2001,
     5.500% 07/01/15              425,000       466,718
   Series 2001 I,
     5.500% 07/01/14              945,000     1,067,746
   Pace University,
   Series 1997,
     6.500% 07/01/11            1,000,000     1,200,040
   Pratt Institute,
   Series 1999,
     6.000% 07/01/24            1,000,000     1,085,510
   University of Rochester,
   Series 2000,
     (a) 07/01/14
     (5.700% 07/01/10)          1,000,000       707,820
   Yeshiva University,
   Series 2001,
     5.375% 07/01/15              400,000       435,572
Tompkins County Industrial
   Development Agency,
   Cornell University,
   Series 2000,
     5.625% 07/01/20            1,000,000     1,154,900
                                           ------------
                                              9,499,567
                                           ------------
-------------------------------------------------------
HEALTH CARE - 6.2%
CONGREGATE CARE RETIREMENT - 1.6%
State Dormitory Authority,
   Miriam Osborn Memorial Home,
   Series 2000 B,
     6.875% 07/01/19            1,000,000     1,139,760
Suffolk County Industrial
   Development Agency,
   Jefferson Ferry,
   Series 1999 A,
     7.200% 11/01/19              600,000       632,250
                                           ------------
                                              1,772,010
                                           ------------



                                      PAR         VALUE
-------------------------------------------------------
HOSPITALS - 3.4%
State Dormitory Authority:
   Mount Sinai Health
   Obligation Group,
   Series 2000,
     6.000% 07/01/11           $  750,000  $    808,163
   New Island Hospital,
   Series 1999 A,
     5.750% 07/01/19            1,215,000     1,314,047
State Industrial Development
   Agency, Parking Facility
   Revenue, Royal Charter,
   Presbyterian, Series 2001,
     5.375% 12/15/16            1,000,000     1,094,760
Yonkers Industrial Development
   Agency, St. John's Riverside
   Hospital, Series 2001 A,
     6.800% 07/01/16              480,000       506,155
                                           ------------
                                              3,723,125
                                           ------------
NURSING HOMES - 1.2%
Essex County Industrial
   Development Agency, Moses
   Ludington Nursing Home,
   Series 2000,
     6.200% 02/01/30(b)         1,250,000     1,378,325
                                           ------------
-------------------------------------------------------
HOUSING - 5.1%
ASSISTED LIVING/SENIOR - 3.5%
Glen Cove Housing Authority,
   Series 1996,
     8.250% 10/01/26            1,000,000     1,051,250
Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999,
     5.875% 05/01/19            1,500,000     1,342,500
Mount Vernon Industrial
   Development Agency,
   Series 1999:
     6.150% 06/01/19            1,000,000       897,500
     6.200% 06/01/29              615,000       531,975
                                           ------------
                                              3,823,225
                                           ------------
MULTI-FAMILY - 1.6%
Hudson Housing Development
   Corp., Providence
   Hall-Schuyler Court
   Project, Series 1992 A,
     6.500% 01/01/22              750,000       760,763
Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments,
   Series 1979,
     7.375% 06/01/21              979,053       981,118



See notes to investment portfolio.

-------------------------------------------------------

July 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
State Housing Finance Agency,
   Series 1989 B,
     7.550% 11/01/29           $   85,000  $     85,672
                                           ------------
                                              1,827,553
                                           ------------
-------------------------------------------------------
INDUSTRIAL - 2.0%
FOREST PRODUCTS - 0.5%
Essex County Industrial
   Development Agency,
   International Paper Corp.,
   Series 1999 A,
     6.450% 11/15/23              500,000       519,015
                                           ------------
MANUFACTURING - 0.6%
Monroe County Industrial
   Development Agency,
   Yorkmill Realty Association,
   Series 1986,
     9.500% 12/01/06              670,000       678,462
                                           ------------
OIL & GAS - 0.9%
State Energy Research &
   Development Authority,
   Central Hudson Gas &
   Electric Corp., Series 1999,
     5.450% 08/01/27            1,000,000     1,032,700
                                           ------------
-------------------------------------------------------
OTHER - 3.9%
OTHER - 0.5%
Counties Tobacco Trust II,
   Tobacco Settlement
   Pass-Through Bonds,
   Series 2001,
     5.750% 06/01/43             500,000        485,425
                                           ------------
POOL/BOND BANK - 2.9%
State Environmental Facilities
   Corp.:
   Series 2001,
     5.250% 11/15/15            2,000,000     2,154,400
   Series 2002 D,
     5.375% 06/15/16            1,000,000     1,086,520
                                           ------------
                                              3,240,920
                                           ------------
REFUNDED/ESCROWED (C) - 0.5%
State Dormitory Authority,
   State University of New York,
   Series 1990 B,
     7.500% 05/15/11              405,000       513,682
                                           ------------
-------------------------------------------------------



                                      PAR         VALUE
-------------------------------------------------------
OTHER REVENUE - 2.4%
RECREATION - 2.4%
Hamilton Industrial Development
   Agency, Adirondack Historical
   Association, Series 1998 A,
     5.250% 11/01/18           $  500,000  $    503,955
New York City Cultural Trust,
   American Museum of Natural
   History, Series 1999 A,
     5.750% 07/01/29            2,000,000     2,135,980
                                           ------------
                                              2,639,935
                                           ------------
-------------------------------------------------------
RESOURCE RECOVERY - 1.0%
Niagara County Industrial
   Development Agency,
   American Refining Fuel Co.,
   Series 2001 C,
     5.625% 11/15/24            1,000,000     1,036,680
                                           ------------
-------------------------------------------------------
TAX-BACKED - 41.8%
LOCAL APPROPRIATED - 1.1%
State Dormitory Authority:
   Judicial Facilities,
   Series 1991 A,
     9.500% 04/15/14              100,000       114,748
   Municipal Health Facilities,
   Series 2001 1,
     5.500% 01/15/13              500,000       553,200
   Westchester County,
   Series 1998,
     (d) 08/01/19               1,200,000       532,224
                                           ------------
                                              1,200,172
                                           ------------
LOCAL GENERAL OBLIGATIONS - 5.7%
Brockport Central School District,
   Series 2001,
     5.500% 06/15/14              560,000       632,520
Buffalo School,
   Series 2001 D,
     5.500% 12/15/13              620,000       696,706
Mount Sinai School District,
   Series 1992,
     6.200% 02/15/19            1,005,000     1,198,854
New York City:
   Series 2001 A,
     5.250% 11/01/11            1,000,000     1,075,760
   Series 2001 H,
     5.250% 03/15/15            1,750,000     1,826,475
   Series 2002 B,
     5.750% 08/01/16              750,000       811,020
                                           ------------
                                              6,241,335
                                           ------------




See notes to investment portfolio.

-------------------------------------------------------
July 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE

-------------------------------------------------------
TAX-BACKED (CONTINUED)

SPECIAL NON-PROPERTY TAX - 17.8%

Metropolitan Transportation
   Authority, Series 1998 A,
     4.500% 04/01/18           $2,000,000   $ 1,993,200
New York City Transitional
   Finance Authority:
   Series 1998 C,
     4.750% 05/01/23            3,000,000     2,855,220
   Series 2001 B,
     5.250% 05/01/15            1,000,000     1,076,300
State Local Government
   Assistance Corp.:
   Series 1993 C,
     5.500% 04/01/17            2,100,000     2,337,930
   Series 1993 E:
     5.000% 04/01/21            6,650,000     6,787,589
     6.000% 04/01/14            3,945,000     4,606,300
                                           ------------
                                             19,656,539
                                           ------------
STATE APPROPRIATED - 15.1%
State Dormitory Authority:
   City University:
   Series 1990 C,
     7.500% 07/01/10            1,500,000     1,802,295
   Series 1993 A:
     5.500% 05/15/13            3,500,000     3,946,355
     6.000% 07/01/20            2,000,000     2,315,100
   Mental Health Services Facilities,
   Series 1998 D,
     4.750% 02/15/25            1,000,000       958,580
   State University:
   Series 1998 B,
     4.500% 05/15/20            1,000,000       958,540
   Series 1999,
     5.250% 05/15/18            1,000,000     1,053,800
   Series 2000 C,
     5.750% 05/15/17            1,000,000     1,149,090
   University of New York,
   Series 1990 B,
     7.500% 05/15/11             845,000      1,029,168
State Urban Development Corp.:
   Series 1993 A,
     5.500% 01/01/14            1,000,000     1,125,610
   Series 2000 D,
     5.000% 01/01/12            1,000,000     1,074,530
Triborough Bridge & Tunnel
   Authority, Javits Convention
   Center Project, Series 1990 E,
     7.250% 01/01/10           1,000,000      1,182,490
                                           ------------
                                             16,595,558
                                           ------------



                                      PAR         VALUE
-------------------------------------------------------
STATE GENERAL OBLIGATIONS - 2.1%

PR Commonwealth of Puerto Rico
   Aqueduct & Sewer
   Authority, Series 1995,
     6.250% 07/01/12          $2,000,000    $ 2,349,200
                                           ------------

-------------------------------------------------------
TRANSPORTATION - 10.3%
AIRPORTS - 2.6%
 JFK International Airport Project,
   American Airlines, Series 2002 A,
     8.000% 08/01/12            1,000,000       948,750
New York City Industrial
   Development Agency,
   Series 2001 A:
     5.500% 07/01/28            1,000,000       939,610
     6.000% 07/01/27           1,000,000      1,005,550
                                           ------------
                                              2,893,910
                                           ------------
TOLL FACILITIES - 4.3%
State Thruway Authority,
   Highway & Bridging Trust Fund:
   Series 2000 A,
     5.750% 04/01/17            1,000,000     1,105,140
   Series 2000 B,
     5.500% 04/01/10            1,000,000     1,116,320
   Series 2001 B,
     5.250% 04/01/15              500,000       536,820
Triborough Bridge &
   Tunnel Authority:
   Series 1992 Y,
     5.500% 01/01/17            1,300,000     1,455,857
   Series 1993 B,
     5.000% 01/01/20              500,000       519,500
                                           ------------
                                              4,733,637
                                           ------------
TRANSPORTATION - 3.4%
Metropolitan Transportation
   Authority, Series 2002 E,
     5.500% 11/15/14            1,500,000     1,697,940
Port Authority of New York
   & New Jersey,
     5.375% 03/01/28            2,000,000     2,079,180
                                           ------------
                                              3,777,120
                                           ------------

-------------------------------------------------------
UTILITY - 13.4%
INDEPENDENT POWER PRODUCER - 3.2%
New York City Industrial
   Development Agency,
   Brooklyn Navy Yard
   Partners, Series 1997,
     6.200% 10/01/22              750,000       800,138



See notes to investment portfolio.

July 31, 2002 (Unaudited)


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
UTILITY (CONTINUED)
INDEPENDENT POWER PRODUCER (CONTINUED)
Port Authority of New York
   & New Jersey, KIAC
   Partners, Series 1996 IV,
     6.750% 10/01/19           $2,000,000  $ 2,100,000
Suffolk County Industrial
   Development Agency,
   Nissequogue Cogen Partners,
   Series 1998,
     5.500% 01/01/23              650,000       609,375
                                           ------------
                                              3,509,513
                                           ------------
INVESTOR OWNED - 1.6%
State Energy Research &
   Development Authority,
   Brooklyn Union Gas Co.,
   Series 1993, IFRN (variable rate),
     10.880% 04/01/20           1,500,000     1,778,160
                                           ------------
MUNICIPAL ELECTRIC - 4.2%
Long Island Power Authority,
   Series 2000 A:
     (d) 06/01/15               1,500,000       852,690
     (d) 06/01/18               1,000,000       475,550
PR Commonwealth of Puerto Rico
   Electric Power Authority:
   Series 1998 DD,
     4.500% 07/01/19            1,000,000       992,940
   Series 2002 KK,
     5.500% 07/01/15            2,000,000     2,274,240
                                           ------------
                                              4,595,420
                                           ------------
WATER & SEWER - 4.4%
Albany Municipal Water Finance
   Authority, Series 2000 A,
     6.375% 12/01/17              200,000       230,450
New York City Municipal Water
   Finance Authority:
   Series 1998 D,
     4.750% 06/15/25 (b)        2,200,000     2,105,202
   Series 2001 D,
     (d) 06/15/17               3,000,000     1,499,010
   Series 2002 A,
     5.375% 06/15/15            1,000,000     1,088,200
                                           ------------
                                              4,922,862
                                           ------------
TOTAL MUNICIPAL BONDS
   (cost of $96,153,357)                    104,424,050
                                           ------------

-------------------------------------------------------




SHORT-TERM OBLIGATIONS - 4.4%         PAR         VALUE
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (E) - 4.4%
IA State Finance Authority:
   Diocese of Sioux City,
   Series 1999,
     1.500% 03/01/19            $ 200,000    $  200,000
   Morningside College,
   Series 2001,
     1.550% 07/01/26              200,000       200,000
IL Quad Cities Regional Economic
   Development Authority,
   Two Rivers YMCA Project,
   Series 2002,
     1.550% 12/01/31              100,000       100,000
IN State Educational Facilities Authority,
   DePaul University,
   Series 2002,
     1.450% 07/01/32              600,000       600,000
IN State Health Facilities
   Financing Authority,
   Golden Years Homestead,
   Series 2002 A,
     1.500% 06/01/25              500,000       500,000
MI Farmington Hills Hospital
   Finance Authority,
   Botsford General Hospital,
   Series 1991 B,
     1.500% 02/15/16              200,000       200,000
MN Maple Grove Multifamily
   Revenue, Series 1991 B,
     1.450% 11/01/17              300,000       300,000
MN Minneapolis Convention Center:
   Series 1999,
     1.350% 12/01/18              400,000       400,000
   Series 2000:
     1.350% 12/01/10              500,000       500,000
     1.350% 12/01/18              150,000       150,000
NE State Educational Finance
   Authority, Creighton
   University, Series 2001,
     1.450% 08/01/31              500,000       500,000
New York City Municipal Water
   Finance Authority,
   Series 1994 G,
     1.350% 06/15/24            1,100,000     1,100,000




See notes to investment portfolio.

July 31, 2002 (Unaudited)


SHORT-TERM OBLIGATIONS (CONTINUED)    PAR         VALUE
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (E) (CONTINUED)
WI State Health & Educational
   Facilities Authority,
   Prohealth, Inc.,
   Series 2001 B,
     1.500% 08/15/30           $  100,000    $  100,000
                                           ------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $4,850,000)                       4,850,000
                                           ------------
TOTAL INVESTMENTS - 99.1%
   (cost of $101,003,357)(f)                109,274,050
                                           ------------
OTHER ASSETS & LIABILITIES, NET - 0.9%        1,045,039
                                           ------------

NET ASSETS - 100.0%                        $110,319,089
                                           ============


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.

(b) These securities, or a portion thereof with a market value of $726,554, are being used to collateralize open futures contracts.

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Zero coupon bond.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2002.

(f) Cost for generally accepted accounting principles is $101,003,357. Cost for federal income tax purposes is $100,713,043. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed-income securities.



Long futures contracts open at July 31, 2002:
                      PAR VALUE                    UNREALIZED
                     COVERED BY   EXPIRATION      DEPRECIATION
TYPE                  CONTRACTS      MONTH         AT 07/31/02
--------------------------------------------------------------
10 Year U.S.
    Treasury Note    $7,300,000    September       $(178,759)
--------------------------------------------------------------


           ACRONYM                    NAME
            IFRN           Inverse Floating Rate Note

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2002 (Unaudited)


ASSETS:
Investments, at cost                                           $ 101,003,357
                                                               -------------
Investments, at value                                          $ 109,274,050
Cash                                                                  60,880
Receivable for:
   Investments sold                                                  150,297
   Fund shares sold                                                  898,971
   Interest                                                        1,110,809
Expense reimbursement due from Advisor                                19,656
Deferred Trustees' compensation plan                                   3,711
Other assets                                                           1,687
                                                               -------------
     Total Assets                                                111,520,061
                                                               -------------
LIABILITIES:
Payable for:
   Investments purchased                                             804,825
   Fund shares repurchased                                            58,084
   Futures variation margin                                           63,875
   Distributions                                                     174,541
   Management fee                                                     45,455
   Transfer agent fee                                                 13,803
   Pricing and bookkeeping fees                                        3,720
   Trustees' fee                                                         596
Deferred Trustees' fee                                                 3,711
Other liabilities                                                     32,362
                                                               -------------
     Total Liabilities                                             1,200,972
                                                               -------------
NET ASSETS                                                     $ 110,319,089
                                                               =============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $ 102,694,197
Undistributed net investment income                                  312,716
Accumulated net realized loss                                       (779,758)
Net unrealized appreciation (depreciation) on:
   Investments                                                     8,270,693
   Futures contracts                                                (178,759)
                                                               -------------
NET ASSETS                                                     $ 110,319,089
                                                               =============
CLASS A:
Net assets                                                     $  66,109,775
Shares outstanding                                                 8,693,313
                                                               -------------
Net asset value per share                                      $        7.60(a)
                                                               =============
Maximum offering price per share
   ($7.60/0.9525)                                              $        7.98(b)
                                                               =============
CLASS B:
Net assets                                                     $  39,230,214
Shares outstanding                                                 5,158,757
                                                               -------------
Net asset value and offering price per share                   $        7.60(a)
                                                               =============
CLASS C:
Net assets                                                     $   4,979,100
Shares outstanding                                                   654,781
                                                               -------------
Net asset value and offering price per share                   $        7.60(a)
                                                               =============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.





STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2002
(Unaudited)


INVESTMENT INCOME:
Interest                                                            $ 2,703,595
                                                                    -----------
EXPENSES:
Management fee                                                          255,401
Distribution fee:
   Class B                                                              135,524
   Class C                                                               15,198
Service fee:
   Class A                                                               65,522
   Class B                                                               38,204
   Class C                                                                4,281
Pricing and bookkeeping fees                                             28,679
Transfer agent fee                                                       83,679
Trustees' fee                                                             4,529
Custody fee                                                               1,813
Other expenses                                                           40,232
                                                                    -----------
   Total Expenses                                                       673,062
Fees and expenses waived or reimbursed
   by Advisor                                                          (107,222)
Fees waived by Distributor-- Class C                                     (6,106)
Custody earnings credit                                                    (591)
                                                                    -----------
   Net Expenses                                                         559,143
                                                                    -----------
Net Investment Income                                                 2,144,452
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain on:
   Investments                                                          185,478
   Futures contracts                                                     14,661
                                                                    -----------
     Net realized gain                                                  200,139
                                                                    -----------
Net change in unrealized appreciation/depreciation on:
   Investments                                                        2,457,372
   Futures contracts                                                   (176,670)
                                                                    -----------
     Net change in unrealized
       appreciation/depreciation                                      2,280,702
                                                                    -----------
Net Gain                                                              2,480,841
                                                                    -----------
Net Increase in Net Assets from Operations                          $ 4,625,293
                                                                    -----------


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                        (UNAUDITED)
                                        SIX MONTHS                         YEAR
                                             ENDED                        ENDED
INCREASE (DECREASE)                       JULY 31,                  JANUARY 31,
IN NET ASSETS:                                2002                         2002
-------------------------------------------------------------------------------
OPERATIONS:
Net investment income                $   2,144,452                $   4,114,195
Net realized gain on investments
   and futures contracts                   200,139                      706,849
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts                     2,280,702                       90,041
                                     -------------                -------------
Net Increase from Operations             4,625,293                    4,911,085
                                     -------------                -------------
DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income:
   Class A                              (1,397,702)                  (2,450,247)
   Class B                                (677,423)                  (1,360,282)
   Class C                                 (82,064)                     (93,515)
                                     -------------                -------------
Total Distributions Declared
   to Shareholders                      (2,157,189)                  (3,904,044)
                                     -------------                -------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                         8,875,831                   22,883,526
   Distributions reinvested                713,598                    1,184,436
   Redemptions                          (5,157,557)
                                     -------------                -------------
     Net Increase                        4,431,872                   11,825,642
                                     -------------                -------------
Class B:
   Subscriptions                         6,370,472                   11,283,669
   Distributions reinvested                340,133                      644,453
   Redemptions                          (4,756,910)
                                     -------------                -------------
     Net Increase (Decrease)             1,953,695                   (5,004,583)
                                     -------------                -------------
Class C:
   Subscriptions                         2,118,507                    4,155,488
   Distributions reinvested                 53,479                       72,672
   Redemptions                          (1,388,951)                  (1,040,937)
                                     -------------                -------------
     Net Increase                          783,035                    3,187,223
                                     -------------                -------------
Net Increase from Share
   Transactions                          7,168,602                   10,008,282
                                     -------------                -------------
Total Increase in Net Assets             9,636,706                   11,015,323

NET ASSETS:
Beginning of period                    100,682,383                   89,667,060
                                     -------------                -------------
End of period (including
   undistributed net
   investment income of
   $312,716 and $325,453,
   respectively)                     $ 110,319,089                $ 100,682,383
                                     =============                =============




                                        (UNAUDITED)
                                        SIX MONTHS                         YEAR
                                             ENDED                        ENDED
                                          JULY 31,                  JANUARY 31,
                                              2002                         2002
--------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                         1,186,463                    3,097,140
   Issued for distributions
     reinvested                             95,297                      160,612
   Redemptions                            (689,638)                  (1,659,421)
                                     -------------                -------------
     Net Increase                          592,122                    1,598,331
                                     -------------                -------------
Class B:
   Subscriptions                           850,334                    1,518,833
   Issued for distributions
     reinvested                             45,415                       87,070
   Redemptions                            (638,521)                  (2,294,085)
                                     -------------                -------------
     Net Increase (Decrease)               257,228                     (688,182)
                                     -------------                -------------
Class C:
   Subscriptions                           282,076                      560,801
   Issued for distributions
     reinvested                              7,145                        9,774
   Redemptions                            (187,515)                    (140,061)
                                     -------------                -------------
     Net Increase                          101,706                      430,514
                                     -------------                -------------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS



July 31, 2002 (Unaudited)



NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty New York Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and New York state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

At January 31, 2002, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

      YEAR OF EXPIRATION    CAPITAL LOSS CARRYFORWARD
      ------------------    -------------------------
             2004                   $359,501
             2005                     78,669
             2008                     98,503
                                    --------
                                    $536,673
                                    ========

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted on all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the funds constituting Liberty Funds Trust V as follows:

AVERAGE DAILY NET ASSETS         ANNUAL FEE RATE
------------------------         ---------------
First $2 billion                      0.50%
Over $2 billion                       0.45%


BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended July 31, 2002, the annualized net asset based fee rate was 0.036%.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. During the six months ended July 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $10,728 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $49,516 and $9,406 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the six months ended July 31, 2002, the Fund's annualized service fee was 0.21%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $591 of custody fees were reduced by balance credits for the six months ended July 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended July 31, 2002, purchases and sales of investments, other than short-term obligations, were $9,271,557 and $5,420,938, respectively.

Unrealized appreciation (depreciation) at July 31, 2002, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation         $8,730,689
     Gross unrealized depreciation           (169,682)
                                           ----------
     Net unrealized appreciation           $8,561,007
                                           ==========

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at July 31, 2002.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended July 31, 2002, the Fund had no borrowings under the agreement.

FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows:

                                     (UNAUDITED)
                                     SIX MONTHS
                                           ENDED                          YEAR ENDED JANUARY 31,
                                        JULY 31,     ---------------------------------------------------------------
CLASS A SHARES                              2002         2002            2001          2000        1999         1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                $     7.43     $   7.34       $    6.68    $     7.49   $    7.38    $    7.04
                                      ----------     --------       ---------    ----------   ---------    ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                       0.17(a)      0.34(a)(b)      0.35(c)      0.35(c)      0.36         0.38
Net realized and unrealized gain (loss)
   on investments and futures contracts     0.17         0.07(b)         0.67         (0.81)       0.11         0.35
                                      ----------     --------       ---------    ----------   ---------    ---------
   Total from Investment Operations         0.34         0.41            1.02         (0.46)       0.47         0.73
                                      ----------     --------       ---------    ----------   ---------    ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                 (0.17)       (0.32)          (0.36)        (0.35)      (0.35)       (0.38)
In excess of net investment income            --           --              --            --       (0.01)          --
Return of capital                             --           --              --            --          --        (0.01)
                                      ----------     --------       ---------    ----------   ---------    ---------
   Total Distributions Declared
     to Shareholders                       (0.17)       (0.32)          (0.36)       (0.35)       (0.36)       (0.39)
                                      ----------     --------       ---------    ----------   ---------    ---------
NET ASSET VALUE,
   END OF PERIOD                      $     7.60     $   7.43       $    7.34    $     6.68   $    7.49    $    7.38
                                      ==========     ========       =========    ==========   =========    =========
Total return(d)(e)                         4.59%(f)     5.75%          15.58%       (6.34)%       6.61%       10.67%
                                      ==========     ========       =========    ==========   =========    =========
RATIOS TO AVERAGE NET ASSETS:
Expenses(g)                                0.81%(h)     0.79%           0.79%        0.79%        0.77%        0.67%
Net investment income(g)                   4.48%(h)     4.61%(b)        5.02%        4.90%        4.78%        5.31%
Waiver/reimbursement                       0.21%(h)     0.21%           0.22%        0.18%        0.16%        0.28%
Portfolio turnover rate                       5%(f)        9%             18%          17%          28%          38%
Net assets, end of period (000's)     $   66,110     $ 60,165       $  47,733    $  43,471    $  55,348    $  51,744


(a) Per share data was calculated using average shares outstanding during the period.
(b)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.55% to 4.61%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.

                                       14

FINANCIAL HIGHLIGHTS (CONTINUED)


Selected data for a share outstanding throughout each period is as follows:
                                     (UNAUDITED)
                                     SIX MONTHS
                                           ENDED                         YEAR ENDED JANUARY 31,
                                        JULY 31,     ---------------------------------------------------------------
CLASS B SHARES                              2002         2002            2001          2000        1999         1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                $     7.43     $   7.34       $    6.68    $     7.49   $    7.38    $    7.04
                                      ----------     --------       ---------    ----------   ---------    ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                       0.14(a)      0.29(a)(b)      0.30(c)       0.29(c)     0.30         0.33
Net realized and unrealized gain (loss)
   on investments and futures contracts     0.17         0.07(b)         0.67         (0.81)       0.12         0.35
                                      ----------     --------       ---------    ----------   ---------    ---------
   Total from Investment Operations         0.31         0.36            0.97         (0.52)       0.42         0.68
                                      ----------     --------       ---------    ----------   ---------    ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                 (0.14)       (0.27)          (0.31)        (0.29)      (0.30)       (0.33)
In excess of net investment income            --           --              --            --       (0.01)          --
Return of capital                             --           --              --            --          --        (0.01)
                                      ----------     --------       ---------    ----------   ---------    ---------
   Total Distributions Declared
     to Shareholders                       (0.14)       (0.27)          (0.31)        (0.29)      (0.31)       (0.34)
                                      ----------     --------       ---------    ----------   ---------    ---------
NET ASSET VALUE,
   END OF PERIOD                      $     7.60     $   7.43       $    7.34    $     6.68   $    7.49    $    7.38
                                      ==========     ========       =========    ==========   =========    =========
Total return(d)(e)                         4.20%(f)     4.99%          14.74%       (7.04)%       5.80%        9.85%
                                      ==========     ========       =========    ==========   =========    =========
RATIOS TO AVERAGE NET ASSETS:
Expenses(g)                                1.56%(h)     1.54%           1.54%         1.54%       1.52%        1.42%
Net investment income(g)                   3.73%(h)     3.86%(b)        4.27%         4.15%       4.03%        4.56%
Waiver/reimbursement                       0.21%(h)     0.21%           0.22%         0.18%       0.16%        0.28%
Portfolio turnover rate                       5%(f)        9%             18%           17%         28%          38%
Net assets, end of period (000's)     $   39,230     $ 36,409       $  41,034    $   44,747   $  54,079    $  52,313


(a) Per share data was calculated using average shares outstanding during the period.
(b)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01, and increase the ratio of net investment income to average net assets from 3.80% to 3.86%. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge. (e)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.

                                       15


FINANCIAL HIGHLIGHTS (CONTINUED)


Selected data for a share outstanding throughout each period is as follows:
                                     (UNAUDITED)
                                     SIX MONTHS
                                           ENDED                         YEAR ENDED JANUARY 31,
                                        JULY 31,    ---------------------------------------------------------------
CLASS C SHARES                              2002         2002            2001         2000         1999      1998(a)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $    7.43     $   7.34       $    6.68    $    7.49    $    7.38    $   7.27
                                      ----------     --------       ---------    ---------    ---------    --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                       0.15(b)      0.31(b)(c)      0.32(d)      0.31(d)      0.32        0.17
Net realized and unrealized gain (loss)
   on investments and futures contracts     0.17         0.07(c)         0.67        (0.81)        0.12        0.12
                                      ----------     --------       ---------    ---------    ---------    --------
   Total from Investment Operations         0.32         0.38            0.99        (0.50)        0.44        0.29
                                      ----------     --------       ---------    ---------    ---------    --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                 (0.15)       (0.29)          (0.33)       (0.31)       (0.32)      (0.18)
In excess of net investment income            --           --              --           --        (0.01)        --
                                      ----------     --------       ---------    ---------    ---------    --------
   Total Distributions Declared
     to Shareholders                       (0.15)       (0.29)          (0.33)       (0.31)       (0.33)      (0.18)
                                      ----------     --------       ---------    ---------    ---------    --------
NET ASSET VALUE,
   END OF PERIOD                       $     7.60    $   7.43       $    7.34    $    6.68    $    7.49    $   7.38
                                       ==========    ========       =========    =========    =========    ========
Total return(e)(f)                          4.36%(g)    5.29%          15.07%      (6.76)%        6.13%       4.04%(g)
                                       ==========    ========       =========    =========    =========    ========
RATIOS TO AVERAGE NET ASSETS:
Expenses(h)                                 1.26%(i)    1.24%           1.24%        1.24%        1.22%       1.12%(i)
Net investment income(h)                    4.03%(i)    4.16%(c)        4.57%        4.45%        4.33%       4.72%(i)
Waiver/reimbursement                        0.51%(i)    0.51%           0.52%        0.48%        0.46%       0.59%(i)
Portfolio turnover rate                        5%(g)       9%             18%          17%          28%         38%
Net assets, end of period (000's)      $    4,979    $  4,108       $     900    $     654    $     720    $    104


(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.10% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge. (f) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i)  Annualized.


                                       16

TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty New York Tax-Exempt Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081


PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.




Semiannual Report:
Liberty New York Tax-Exempt Fund

Liberty New York Tax-Exempt Fund Semiannual Report, July 31, 2002


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         A MEMBER OF COLUMBIA MANAGEMENT GROUP
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                                                774-03/682K-0702 (09/02) 02/1938